Consolidated Statements of Comprehensive Loss (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net impact related to net actuarial gains (losses)	$ 3	$ (1)	$ 12
Net income tax expense (recovery) relating to gains (losses) on financial instruments	(4)	1	3
Net of income tax (recovery) expense	57	10	138
Net of reclassification of income tax expense (recovery)	$ (4)	$ 17	$ 26